RELATED PARTY TRANSACTIONS (Details Textual) - USD ($)				1 Months Ended												3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended		14 Months Ended
	Mar. 15, 2016	Mar. 03, 2016	Jun. 11, 2015	Feb. 29, 2016	Oct. 31, 2015	Aug. 19, 2015	Jun. 30, 2015	May 31, 2015	Feb. 24, 2015	Feb. 23, 2015	Dec. 30, 2014	Apr. 29, 2014	Apr. 16, 2014	Dec. 16, 2013	Oct. 16, 2013	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Sep. 30, 2016	Jul. 25, 2016
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party												$ 25,000									$ 300,000	$ 300,000
Repayments of Related Party Debt																			$ 300,000	$ 0	$ 1,015,000
Percentage Of Outstanding Shares Of Voting Stock																					50.00%
Revenue, Net																$ 1,913,000	$ 189,000		4,497,000	1,146,000	$ 932,000	628,000
Due to Related Parties, Current																27,000		$ 2,110,000	27,000		324,000	2,110,000	$ 27,000
Revenue from Related Parties																					156,000	0
Stock Issued During Period, Shares, New Issues				296,389
Technology Services Costs																					90,000
Stock Issued During Period, Value, Issued for Services																			304,000
Stock Issued During Period, Value, New Issues			$ 500,000	$ 3,556,660
Interest Expense																2,000			14,000
Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current																								$ 300,000
Interst [Member] | Chief Executive Officer [Member]
Related Party Transaction [Line Items]
Due to Related Parties, Current																								$ 70,484
Common Stock [Member]
Related Party Transaction [Line Items]
Stock Issued During Period, Value, Issued for Services																			0
Aggregate Loan of Family Members of George Schmitt [Member]
Related Party Transaction [Line Items]
Debt Conversion Converted Instrument Stock Options Issued										3,521
Warrants Issued To Purchase Common Stock Exercise Price										$ 240.00
Aggregate Loan of Family Members of George Schmitt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued										442
Aggregate Loan of Family Members of George Schmitt [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Debt Conversion, Converted Instrument, Shares Issued										845,000
General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Distribution Fees																							436,000
MB Technology Holdings LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party												$ 25,000				75,000	$ 225,000		75,000	$ 225,000
Debt Conversion, Converted Instrument, Shares Issued									1,756,098
Debt Instrument, Convertible, Conversion Price									$ 52.80
Repayments of Related Party Debt																			355,000
Distribution Fees									$ 700,000									$ 109,000			$ 90,000
Deferred Compensation Arrangement with Individual, Cash Awards Granted, Percentage																					3.00%
Percentage Of Distribution Fees													3.00%
Percentage Of Outstanding Shares Of Voting Stock																					6.10%
Due to Related Parties, Current									$ 809,000							$ 27,000			$ 27,000		$ 24,000		$ 27,000
Stock Issued During Period, Shares, New Issues									33,260							166,330			255,963
Stock Issued During Period, Value, Issued for Services	$ 150,000	$ 300,000																	$ 150,000
Stock Issued During Period, Value, New Issues																$ 60,000			$ 304,000
MB Technology Holdings LLC [Member] | General and Administrative Expense [Member]
Related Party Transaction [Line Items]
Distribution Fees																						$ 809,000
Walnut Hill Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party															$ 179,000
Haxtun Telephone Company [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Other Revenues from Transactions with Related Party														$ 301,000
George Schmitt [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Expenses from Transactions with Related Party											$ 245,000
Debt Conversion, Converted Instrument, Shares Issued					74,405
Repayments of Related Party Debt						$ 500,000
Due to Related Parties																					1,900,000
Debt Conversion, Original Debt, Amount					$ 500,000					$ 845,000
Common Stock Grant Date Fair Value					$ 500,000
Itellum LLC [Member]
Related Party Transaction [Line Items]
Revenue, Net							$ 58,000	$ 100,000
Larr Townes [Member]
Related Party Transaction [Line Items]
Reversal Of Revenue From Related Party																					$ 336,000
Integrated Microwave Technologies [Member]
Related Party Transaction [Line Items]
Due to Related Parties	$ 150,000